Related parties disclosure	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related parties disclosure

Note 37.      Related parties disclosure

Subsidiaries

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2024	% ownership as at December 31, 2023	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
SEALSQ France SAS	France	2010	EUR 1,473,162	12.55%	58.83%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100%	100%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	95.75%	95.75%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51%	51%	Non trading
WISeKey USA Inc[1]	U.S.A.	2006	USD 6,500	95.75%	97.88%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	12.55%	58.83%	Sales & distribution
SEALSQ France, Taiwan Branch[3]	Taiwan	2017	TWD 100,000	12.55%	58.83%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90%	90%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100%	100%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100%	100%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000	51%	51%	Sales & distribution
WISe.ART AG	Switzerland	2020	CHF 114,286	87.5%	100%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp[4]	British Virgin Islands	2022	USD 229,453	12.55%	58.83%	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100%	100%	Sales & support
WISeSat.Space AG	Switzerland	2023	CHF 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	USD -	100%	-	Sales & support
SEALCOIN AG	Switzerland	2024	CHF -	100%	-	Sales & distribution
Trust Protocol Association	Switzerland	2019	CHF -	100%	100%	Association cofounded by WISeKey Equities AG involved in Internet security

[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA

[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding Ltd

[3] Formerly WISeKey IoT Taiwan

[4] Formerly SEAL (BVI) Corp.

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,		December 31,		in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2024	2023	2024	2023	2024	2023	2022	2024	2023	2022
1	Carlos Moreira	-	-	1,441	460	-	-	-	-	-	-
2	John O’Hara	-	-	529	-	-	-	-	-	-	-
3	María Pía Aqueveque Jabbaz	-	-	14	10	78	116	34	-	-	-
4	Philippe Doubre	-	-	18	-	109	39	63	-	-	-
5	David Fergusson	49	-	-	10	429	61	68	-	-	-
6	Jean-Philippe Ladisa	-	-	19	14	179	116	53	-	-	-
7	Philippe Monnier	-	-	19	-	106	-	-	-	-	-
8	Peter Ward	-	-	1,638	295	272	-	-	-	-	-
9	Ruma Bose	-	-	13	11	97	33	-	-	-	-
10	Cristina Dolan	-	-	13	10	163	76	67	-	-	-
11	Danil Kerimi	-	-	13	6	105	8	-	-	-	-
12	Eric Pellaton	-	-	13	10	165	76	87	-	-	-
13	Hans-Christian Boos	-	-	-	-	-	-	158	-	-	-
14	Nicolas Ramseier	-	-	-	-	-	-	1	-	-	-
15	OISTE	158	178	83	104	309	321	252	184	119	157
16	Terra Ventures Inc	-	-	31	31	-	-	-	-	-	-
17	GSP Holdings Ltd	-	-	16	16	-	-	-	-	-	-
18	SAI LLC (SBT Ventures)	-	-	31	32	-	-	-	-	-	-
19	Related parties of Carlos Moreira	-	-	-	-	372	298	200	-	-	-
	Total	207	178	3,891	1,009	2,384	1,144	983	184	119	157

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. Mr. Moreira is also the Chairman of the board of directors of SEALSQ Corp. A short-term payable to Carlos Moreira in an amount of USD 1,441,063 was outstanding as at December 31, 2024, made up of accrued bonuses.

2. John O’Hara is a member of the Board and CFO of WISeKey. Mr. O’Hara is also a member of the board of directors of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 529,633 was outstanding as at December 31, 2024, made up of accrued bonuses.

3. María Pía Aqueveque Jabbaz is a Board member of the Group. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to her Board fee.

4. Philippe Doubre is a Board member of the Group, member of the Group’s nomination & compensation committee, and a former advisor to the Group. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to his Board fee.

5. David Fergusson is a Board member of the Group, chairman of the Group’s nomination & compensation committee and member of the Group’s audit committee. Mr. Fergusson is also a member of the board of directors of SEALSQ Corp, chairman of the SEALSQ Corp’s nomination & compensation committee and member of the audit committee of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to his Board fees.

6. Jean-Philippe Ladisa is a Board member of the Group, chairman of the Group’s audit committee and member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to his Board fee.

7. Philippe Monnier is a Board member of the Group. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to his Board fee.

8. Peter Ward is a Board member of the Group and was the CFO of WISeKey up until June 30, 2024. Mr. Ward is also a member of the board of directors of SEALSQ Corp and was SEALSQ Corp’s CFO up until January 24, 2024. A payable balance of USD 1,638,539.98 is owing to Mr. Ward as at, December 31, 2024 in relation to accumulated unused vacation allowance while he was employed by the Group; it is disclosed in the balance sheet under accounts payable to Board Members for its current portion of USD 251,062 (see Note 19) and as indebtedness to related parties, noncurrent for its noncurrent portion of USD 1,387,478. The remaining payable balance to Mr. Ward as at, December 31, 2024 relates to his Board fee. The expenses recorded in the income statement in the year to December 31, 2024 relate to his Board fee. In line with ASC 850, the expenses incurred in the year to December 31, 2024 related to his compensation while he was employed by the Group do not require specific disclosure.

9. Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to her Board fee.

10. Cristina Dolan is a member of the board of directors of SEALSQ Corp and the Chairwoman of the audit committee of SEALSQ Corp. Ms. Dolan is also a former Board member of the Group, a former member of the Group’s audit committee and a former member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to her Board fees.

11. Danil Kerimi is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to his Board fee.

12. Eric Pellaton is a member of the board of directors of SEALSQ Corp, member of the SEALSQ Corp’s nomination & compensation committee and member of the audit committee of SEALSQ Corp. Mr. Pellaton is also a former Board member of the Group and a former member of the Group’s nomination & compensation committee. The expenses recorded in the income statement in the year to, and the payable balance as at, December 31, 2024 relate to his Board fees.

13. Hans-Christian Boos was the managing director of arago GmbH and, until WISeKey divested it in 2022, the former minority shareholder of arago GmbH through two personal companies, Aquilon Invest GmbH and OGARA GmbH. A shareholder of OGARA GmbH, the company that purchased WISeKey’s minority interest in arago, he was one of the beneficial owners benefitting from the purchase of WISeKey’s 51% controlling interest in arago. Mr. Boos is also a former Board member of the Group.

14. Nicolas Ramseier is a former member of the Group’s advisory committee.

15. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. Two members of the Board of Directors of WISeKey are also members of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2024 and income recorded in the income statement in the year ended December 31, 2024 relate to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding Ltd on behalf of OISTE. In the year 2024, the Group invoiced OISTE a total of CHF 161,307 (USD 183,876). The payable to OISTE as at December 31, 2024 and expenses relating to OISTE recognized in 2024 are made up of license and royalty fees for the year 2024 under the contract agreement with WISeKey SA.

16. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

17. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 2, 2017. The loan is non-interest bearing and has no set repayment date.

18. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

19. Three immediate family members of Carlos Moreira were employed by WISeKey SA in 2024. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s length basis. The aggregate employment remuneration of these three immediate family members amounted to CHF 326,388 (USD 372,055) recorded in the income statement in 2024.